Derivative Instruments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Derivative Instruments
22.	Derivative Instruments

(1)	Currency and interest rate swap contracts under cash flow hedge accounting as of December 31, 2023 are as follows:

(In millions of won and thousands of U.S. dollars)
Borrowing date	Hedging Instrument (Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20 , 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027
Mar. 4 , 2020	Floating-to-fixed cross-currency interest rate swap (U.S. dollar-denominated bonds face value of USD 300,000)	Foreign currency risk and Interest rate risk	Citibank	Mar. 4, 2020 ~ Jun. 4, 2025
Jun. 28 , 2023	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Citi bank, Shinhan Bank, Korea Development Bank and J.P. Morgan	Jun. 28, 2023 ~ Jun. 28, 2028
As of December 31, 2023, the changes in fair value of derivatives designated as hedging instrument, which are all effective in hedging, were recognized in full in other comprehensive income.

(2)
SK Broadband Co., Ltd., a subsidiary of the Parent Company, entered into Total Return Swap(TRS) contract amounting to
~~W~~
270,000 million and
~~W~~
64,000 million with beneficiary certificates as underlying asset with IGIS Professional Investment Type Private Real Estate Investment Trust No. 156 and Hana Professional Alternative Investment Type Private Real Estate Investment Trust No. 62, respectively. The contracts consist of the settlement of the difference resulting from the change in the value of the real estate on the maturity date of the contract and the settlement of the difference between the dividend and the standard dividend during the contract period. SK Broadband Co., Ltd. has an obligation to guarantee fixed rate of returns to the other party to each contract. SK Broadband Co., Ltd. recognized long-term derivative financial assets of
~~W~~
21,027 million and
~~W~~
20,631 million for TRS as of December 31, 2023 and 2022, respectively.
Long-term derivative financial assets were measured using the discounted present value methods with future cash flows estimated by the management.

(3)
In relation to the business acquisition by SK Broadband Co., Ltd. for the year ended December 31, 2020 the Parent Company has entered into a shareholders’ agreement with the shareholders of the acquirees. Pursuant to the agreement, when certain conditions are met within a period of time subsequent to the merger, the shareholders of the acquirees can exercise their drag-along rights and require the Parent Company to sell its shares in SK Broadband Co., Ltd. Should the shareholders exercise their drag-along rights, the Parent Company also can exercise its call options over the shares held by those shareholders. The Group recognized a long-term derivative financial liability of
~~W~~
295,876 million (
~~W~~
302,593 million and

~~W~~
321,025 million as of December 31, 2022 and 2021, respectively)
for the rights prescribed in the shareholders’ agreement as of December 31, 2023.

The fair value of SK Broadband Co., Ltd.’s common stock was estimated using 5-year projected cash flows discounted at 6.2% per annum. The fair value of the derivative financial liability was determined by using the Binomial Model based on various assumptions including the price of common stock and its price fluctuations. The significant unobservable inputs used in the fair value measurement and interrelationship between significant unobservable inputs and fair value measurement are as follows:

Significant unobservable inputs	Correlations between inputs and fair value measurements
Fair value of SK Broadband Co., Ltd.’s common stock	The estimated fair value of derivative financial liabilities would decrease (increase) if the fair value of common stock would increase (decrease)
Volatility of stock price	The estimated fair value of derivative financial liabilities would decrease (increase) if the volatility of stock price increase (decrease)

(4)
The Parent Company has entered into the agreement with Newberry Global Limited, whereby the Group has been granted subscription right and contingent subscription right to acquire Newberry series-C redeemable convertible preferred stock for the year ended December 31, 2020. The Parent Company recognized derivative financial assets
~~W~~
13,136
million

(
~~W~~
15,477 million as of December 31, 2021) and
~~W~~
8,083 million (
~~W~~
9,524 million as of December 31, 2021), as of December 31, 2022, respectively, for subscription right and contingent subscription right. There is no balance for derivative financial assets as of December 31, 2023, as the exercise period expired without the exercise of subscription rights and contingent subscription rights for the year ended December 31, 2023.

(5)
The Parent Company has entered into the agreement with HAEGIN Co., Ltd., whereby the Parent Company has been granted contingent subscription right to acquire HAEGIN Co., Ltd.‘s common stock for the year ended December 31, 2022. The Parent Company is able to exercise the right in accordance with the agreement when certain conditions are met and recognized long-term derivative financial assets of
~~W~~
2,323 million and
~~W~~
6,895 million as of December 31, 2023 and 2022, respectively, for the contingent subscription right. The fair value of HAEGIN Co., Ltd.‘s common stock was estimated using 5-year projected cash flows discounted at 13% (12% in 2022) per annum. Meanwhile, if the fair value of HAEGIN Co., Ltd.‘s common stock, significant unobservable input used in the fair value measurement, increases (decreases), the estimated fair value of derivative financial asset would increase (decrease). If the volatility of stock price, significant unobservable input used in the fair value measurement, increases (decreases), the estimated fair value of derivative financial asset would increase (decrease).

(6)
The fair value of derivative financial instruments to which the Group applies cash flow hedg ing
 is recorded in the consolidated financial statements as long-term derivative financial assets and long-term derivative financial liabilities. As of December 31, 2023, details of fair values of the derivatives assets and liabilities are as follows:

(In millions of won and thousands of U.S. dollars)
Hedging instrument (Hedged item)	Cash flow hedge		Fair value
Non-current assets:
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	~~W~~	80,426	80,426
Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)		35,784	35,784

	~~W~~	116,210	116,210

Non-current liabilities:
Fixed-to-fixed cross currency swap (U.S dollar denominated bonds face value of USD 300,000)	~~W~~	(9,212)	(9,212)

	~~W~~	(9,212)	(9,212)

As of December 31, 2023, the changes in fair value of derivatives designated as hedging instrument, which are all effective in hedging, were recognized in full in other comprehensive income.

(7)
The fair value of derivatives held for trading is recorded in the consolidated financial statements as derivative financial assets, long-term derivative financial assets and long-term derivative financial liabilities. As of December 31, 2023, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won)
	Held for trading		Fair value
Current assets:
Contract for difference settlement	~~W~~	8,974	8,974
Non-current assets:
Contingent subscription right		2,323	2,323
Contract for difference settlement		21,027	21,027

	~~W~~	32,324	32,324

Non-current liabilities:
Drag-along and call option rights	~~W~~	(295,876)	(295,876)

		(295,876)	(295,876)